Critical accounting estimates and judgments	6 Months Ended
Jun. 30, 2026
Critical accounting estimates and judgments
Critical accounting estimates and judgements

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

3.Critical accounting estimates and judgments

The preparation of interim financial statements requires management to make certain judgments, accounting estimates and assumptions that affect the amounts reported for the assets and liabilities as of the end of the reporting period and the amounts reported for revenues and expenses during the period. The nature of the estimation means that actual outcomes could differ from those estimates.

In preparing these condensed consolidated interim financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended December 31, 2025.

(a)Going Concern

As part of their regular assessment of the Group’s liquidity and financing position, the Directors have prepared detailed forecasts for a period which extends beyond 12 months after the date of approval of these financial statements. In assessing the forecasts, the Directors have considered:

●	the current economic conditions in the operating markets and the impact on trading performance;
●	the impact of macroeconomic factors, particularly interest rates and foreign exchange rates and the ongoing impact of geopolitical conflicts and wars;
●	the status of the Group’s financial arrangements and recent activities (see also note 15);
●	mitigating actions available should business activities fall behind current expectations; and
●	additional sensitivity analysis under a stressed scenario to assess the impact of a severe but plausible downside case.

In addition, the Directors have considered the following:

●	the Group had cash and cash equivalents of $1,093.4 million as of June 30, 2026, of which $19.9 million was classified as held for sale
●	the Group has assessed its current cash reserves and the availability of undrawn facilities and continues to monitor available liquidity in the context of ongoing operational requirements and planned capital expenditure;
●	all of the Group’s operations are cash generative; and
●	our IT team monitors the risk of fraud, data or security breaches, loss of data and the potential for other cyber-related attacks and utilizes security measures to mitigate such risks.

In 2026, the Group signed agreements to dispose of its Latam fiber and tower operations. The Group completed the I-Systems Disposal in May 2026 and the Latam Towers Disposal in August 2026, generating significant cash inflows and improving the Group’s liquidity.

In 2026, the Group signed a merger agreement to be acquired by MTN Group for cash consideration of $8.50 per share. The transaction is expected to complete during the going concern period. Management has identified no significant risks to liquidity, covenant compliance, or operational continuity arising from completion of the transactions contemplated by the merger agreement with MTN Group Limited.

Having carefully considered the factors noted above, the Directors have a reasonable expectation that the Group has adequate resources to continue in operational existence for at least 12 months from the date of issuance of these financial statements and to operate within the covenant levels of its current debt facilities. The Directors therefore continue to consider it appropriate to adopt the going concern basis of accounting in preparing these financial statements.